Fixed Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 521,310		$ 572,530
Accumulated depreciation	(233,084)		(242,533)
Fixed assets, net	288,226	[1]	329,997	[2]
Depreciation expenses for fixed assets	19,990		23,495		$ 25,466
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	367,296		401,223
Computer equipment and hardware [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	110,416		123,079
Leasehold and building improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	34,212		37,753
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	6,301		6,960
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 3,085		$ 3,515

[1]	Total additions to fixed assets of Sohu and Changyou were $4.6 million and $1.0 million, respectively, for the year ended December 31, 2022.
[2]	Total additions to fixed assets of Sohu and Changyou were $7.1 million and $1.4 million, respectively, for the year ended December 31, 2021.